UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22240

Partners Group Private Equity (Institutional), LLC
(Exact name of registrant as specified in charter)

450 Lexington Ave, 39th Floor
New York, NY 10017
(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
450 Lexington Ave, 39th Floor
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 763-4700

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from July 1, 2009 to September 30, 2009
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC
(a Delaware Limited Liability Company)

For the Period from July 1, 2009 to September 30, 2009
(Unaudited)

Table of Contents

Statement of Assets, Liabilities and Members' Capital	1
Statement of Operations	2
Statement of Changes in Members' Equity - Net Assets	3
Statement of Cash Flows	4
Financial Highlights	5
Notes to Financial Statements	6-9
Fund Management	10-11
Other Information	12
Financial Statements of Partners Group Private Equity (Master Fund), LLC	I

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

Statement of Assets, Liabilities and Members' Capital - September 30, 2009 (Unaudited)

Assets
Investment in Partners Group Private Equity (Master Fund), LLC, at fair value (cost $10,000,000)	$9,863,456
Cash and cash equivalents	34
Interest receivable	4

Total Assets	$9,863,494

Liabilities
Organizational fees payable	$32,569
Accounting and administration fees payable	5,475
Other expenses payable	275

Total Liabilities	38,319

Members' Equity - Net Assets	$9,825,175

Total Liabilities and Members' Equity	$9,863,494

Members' Equity - Net Assets consists of:
Members' Capital Paid-in	10,000,000
Inception-to-date net investment loss	(173,306)
Accumulated net unrealized depreciation on investments	(1,519)

Total Members' Equity - Net Assets	$9,825,175

The accompanying notes are an integral part of these Financial Statements.

1

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

Statement of Operations (Unaudited)
Period from the Commencement of Operations (July 1, 2009) to September 30, 2009

Investment Loss Allocated from Partners Group Private Equity (Master Fund), LLC
Interest	$1,260
Expenses	(136,285)
Total Investment Loss Allocated from Partners Group Private Equity (Master Fund), LLC	(135,025)

Feeder Fund Investment Income	38

Feeder Fund Operating Expenses
Organizational fees	32,794
Accounting and Administration fees	5,250
Other expenses	275

Total Feeder Fund Operating Expenses	38,319

Net Investment Loss	(173,306)

Net Unrealized Depreciation on Investments Allocated from Partners
Group Private Equity (Master Fund), LLC
Net change in accumulated unrealized depreciation on investments	(1,519)

Net Unrealized Depreciation on Investments Allocated from Partners
Group Private Equity (Master Fund), LLC	(1,519)

Net Decrease in Members' Equity - Net Assets Derived From Operations	$(174,825)

The accompanying notes are an integral part of these Financial Statements.

2

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

Statement of Changes in Members' Equity - Net Assets (Unaudited)
Period from the Commencement of Operations (July 1, 2009) through September 30, 2009

Investment
Adviser

Members' Capital at July 1, 2009	$-
Capital contributions	10,000,000
Net investment loss	(173,306)
Net change in accumulated unrealized depreciation on investments	(1,519)

Members' Capital at September 30, 2009	$9,825,175

Capital Share Transactions
Shares sold	10,000
Shares redeemed	-

Net increase from capital share transactions	10,000

Shares outstanding, beginning of period	-
Shares outstanding, end of period	10,000

The accompanying notes are an integral part of these Financial Statements.

3

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

Statement of Cash Flows (Unaudited)
Period from the Commencement of Operations (July 1, 2009) through September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Members' Equity - Net Assets Derived from Operations	$(174,825)
Adjustments to reconcile Net Decrease in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Purchases of interests in Partners Group Private Equity (Master Fund), LLC	(10,000,000)
Net investment loss allocated from Partners Group Private Equity (Master Fund), LLC	135,025
Net change in accumulated unrealized depreciation on Investments allocated from Partners Group Private Equity (Master Fund), LLC	1,519
Increase in interest receivable	(4)
Increase in organizational fees payable	32,569
Increase in accounting and administration fees payable	5,475
Increase in other expenses payable	275
Net Cash Used In Operating Activities	(9,999,966)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	10,000,000

Net Cash Provided by Financing Activities	10,000,000

Net change in cash and cash equivalents	34

Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at End of Period	$34

The accompanying notes are an integral part of these Financial Statements.

4

PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

Financial Highlights (Unaudited)

Period from Commencement of Operations (July 1, 2009) through September 30, 2009
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00

INCOME FROM INVESTMENT OPERATIONS:
Net invetsment loss	(17.33)
Net realized and unrealized loss on investments	(0.15)

Net Decrease in Members' Capital Equity - Net Assets Derived from Operations	(17.48)

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Capital due to distributions to Members	-

NET ASSET VALUE, END OF PERIOD	$982.52

TOTAL NET ASSET VALUE RETURN (3) (4)	(1.75)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	9,825
Net investment loss to average net assets (5)	(6.96)%
Ratio of operating expenses to average net assets (5)	7.01%
Portfolio Turnover (4)	0.00%

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period July 1, 2009 (Commencement of Operations) through September 31, 2009 represents the initial contribution per unit of $1,000.
(3)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these Financial Statements.

5

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited)

1. Organization

Partners Group Private Equity (Institutional), LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The objective of the Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments (“Portfolio Funds”).  To achieve its objective, the Fund will invest substantially all of its assets into Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act.  The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of such board, or the Adviser. Units of limited liability company interests (“Units”) in the Fund are offered only to investors (“Members”) that represent that they are a U.S. person for federal income tax purposes, an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended.

The percentage of the Master Fund’s beneficial interests owned by the Fund at September 30, 2009, was 100%.

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Valuation of Investments

Valuation of the Fund’s interest in the Master Fund is based on the investment in Portfolio Funds, as defined in the Master Fund’s financial statements, held by the Master Fund. The Master Fund will value interests in the Portfolio Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ offering documents.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements.  Fair Value Measurements establishes the definition of fair values and provides for a new framework for measuring fair value. It also expands disclosure about the use of fair value to measure assets and liabilities.  Also, in October 2008, the FASB issued Determining the Fair Value of a Financial Asset When the Market for that Asset is Not Active, which clarifies the application of Fair Value Measurement in a market that is not active.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify Fair Value Measurements. Since the Fund does not make direct investments in securities or financial instruments, and invests substantially all of their assets in the Master Fund, the additional disclosures required by Fair Value Measurements are included in the notes to the financial statements of the Master Fund, which are included elsewhere in this report.

In March 2008, the FASB issued Disclosures about Derivative Instruments and Hedging Activities.  Disclosures about Derivative Instruments and Hedging Activities requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  The Adviser has evaluated the implications of Disclosures about Derivative Instruments and Hedging Activities and has determined that Disclosures about Derivative Instruments and Hedging Activities has no impact on the Fund’s financial statements.

6

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statement – September 30, 2009 (unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Allocation from the Master Fund

As required by accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Adviser. Income and expenses are recorded on an accrual basis.

d. Tax Basis Reporting

Because the Master Fund invests primarily in investments that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund’s allocated earnings is established dependent upon the tax filings of the Portfolio Funds.  Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Fund since the Members are individually liable for the taxes on their share of the Fund.

The Fund has adopted the provisions of FASB’s Accounting for Uncertainty in Income Taxes. The implementation of Accounting for Uncertainty in Income Taxes resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Fund. As of and during the period ended September 30, 2009, the Fund did not have a liability for any unrecognized tax benefits.

During the period ended September 30, 2009, the Fund did not incur any material interest or penalties. The statute of limitations on the Fund's U.S. Federal tax returns will remain open for three years. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

f.	Cash and cash equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts.

Such cash, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and do not believe it is exposed to any significant credit risk on such accounts.

7

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statement – September 30, 2009 (unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results could differ from those estimates.

3. Allocation of Members’ Capital

Net profits or net losses of the Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Members. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Members  other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

The Fund will maintain a separate capital account on its books for each Member. As of any date, the capital account of a Member shall be equal to the net asset value per Unit as of such date, multiplied by the number of Units held by such Member. Any amounts charged or debited against a Member’s capital account under the Fund’s ability to allocate special items, and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as a partial redemption of such Member’s Units for no additional consideration as of the date on which the Board determines such charge or debit is required to be made, and such Member’s Units shall be reduced thereby as appropriately determined by the Fund. Any amounts credited to a Member’s capital account under the Fund’s ability to allocate special items and to accrue reserves, other than among all Members in accordance with the number of Units held by each such Member, shall be treated as an issuance of additional Units to such Member for no additional consideration as of the date on which the Board determines such credit is required to be made, and such Member’s Units shall be increased thereby as appropriately determined by the Fund.

4.  Repurchase of Members’ Interests

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendation of the Adviser, as well as a variety of other operational, business and economic factors.

5. Related Party Transactions and Other

The Incentive Allocation is calculated at the Master Fund level, and allocated to the Fund based on the Fund’s ownership interest in the Master Fund.  The Incentive Allocation with respect to the Fund is equal to 10% of the amount by which the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each person, including the Fund, that has invested in the Master Fund over (ii) the then balance, if any, of that person’s Loss Recovery Account (as defined below) will be debited from such person’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation. The Master Fund will maintain a memorandum account for each person that has invested in the Master Fund, including the Fund (each, a “Loss Recovery Account”), which will have

8

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statement – September 30, 2009 (unaudited) (continued)

5. Related Party Transactions and Other (continued)

an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of such member’s allocable share of the net profits of the Master Fund for the quarter.  For the period from July 1, 2009 to September 30, 2009 there was no performance based allocation.

UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums.

6. Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund intends to invest substantially all of its available capital in securities of private equity companies.  These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Portfolio Fund holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through November 29, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited)

The identity of the Board Members and brief biographical information is set forth below.

INDEPENDENT MANAGERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
James Frederick Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chairman and Manager	Since Inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	3
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-Present); Director, The General Electric Company (2002-Present); Anne and Elmer Lindseth Dean, S.C. Johnson Graduate School of Management at Cornell University (1997-2007).	3

INTERESTED MANAGERS AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
Urs Wietlisbach Year of Birth: 1961 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Partner, Partners Group (1996-Present).	3

10

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS (continued)

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
Scott Higbee Year of Birth:1973 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	President	Since Inception	Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate; PricewaterhouseCoopers LLP (1997-1999); Director, Partners Group (USA), Inc. (2006-Present); Director, Partners Group Real Estate LLC (2007-Present).	3
Robert Collins Year of Birth:1976 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Financial Officer	Since Inception	Vice President, Partners Group (2008-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	3
Brooks Lindberg Year of Birth:1972 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Compliance Officer	Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA), Inc. (2008-Present); Director, Partners Group Real Estate LLC (2008-Present).	3
Joshua B. Deringer Year of Birth: 1974 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103	Secretary	Since Inception	Partner, Drinker Biddle & Reath LLP (2009-Present); Drinker Biddle & Reath LLP (2001-Present).	3

11

Partners Group Private Equity (Institutional), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from July 1, 2009 to September 30, 2009
(Unaudited)

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

For the Period from July 1, 2009 to September 30, 2009
(Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Equity - Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-12
Fund Management	13-14
Other Information	15-16

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - September 30, 2009 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages are as follows:

	Cost	Fair Value
Investments in Portfolio Funds (2.86%)

Private Equity Composite (2.86%)
3i Europartners Vb, LP [a,b]	251,365	$249,846
Carlyle Partners V, LP [a,b]	32,553	32,553
Total Private Equity Composite (2.86%)		282,399

Total Investments in Portfolio Funds (Cost $283,918) (2.86%)		282,399

Short-Term Investments (98.51%)

UMB Bank Money Market Fiduciary	9,716,827	9,716,827

Total Short-Term Investments (Cost $9,716,827) (98.51%)		9,716,827

Total Investments (Cost $10,000,745) (101.37%)		9,999,226

Liabilities in Excess of Other Assets (-1.37%)		(135,770)

Members' Equity - Net Assets (100.00%)		$9,863,456

a-Non-income producing.
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
Total cost and fair value of restricted portfolio funds as of September 30, 2009 was $283,918 and $282,399, respectively.

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Capital - September 30, 2009 (Unaudited)

Assets
Investments in portfolio funds, at fair value (cost $283,918)	$282,399
Investments in short-term investments, at fair value (cost $9,716,827)	9,716,827
Interest receivable	410

Total Assets	$9,999,636

Liabilities
Management fee payable	$30,999
Organizational fees payable	32,569
Professional fees payable	32,333
Managers' fees payable	22,500
Accounting and administration fees payable	15,000
Custodian fees payable	2,010
Other expenses payable	769

Total Liabilities	136,180

Members' Equity - Net Assets	$9,863,456

Total Liabilities and Members' Equity	$9,999,636

Members' Equity - Net Assets consists of:
Members' Capital Paid-in	10,000,000
Inception-to-date net investment loss	(135,025)
Accumulated net unrealized depreciation on investments	(1,519)

Total Members' Equity - Net Assets	$9,863,456

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Operations (Unaudited)
Period from Commencement of Operations (July 1, 2009) through September 30, 2009

Investment Income
Interest	$1,260

Total Investment Income	1,260

Operating Expenses
Management fee	30,999
Organizational fees	32,569
Professional fees	32,333
Managers' fees	22,500
Accounting and administration fees	15,000
Custodian fees	2,115
Other expenses	769

Total Operating Expenses	136,285

Net Investment Loss	(135,025)

Net Unrealized Depreciation on Investments
Net change in accumulated unrealized depreciation on investments	(1,519)

Net Unrealized Depreciation on Investments	(1,519)

Net Decrease in Members' Equity - Net Assets Derived From Operations	$(136,544)

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets (Unaudited)
Period from the Commencement of Operations (July 1, 2009) through September 30, 2009

Members

Members' Capital at July 1, 2009	$-
Capital contributions	10,000,000
Net investment loss	(135,025)
Net change in accumulated unrealized depreciation on investments	(1,519)

Members' Capital at September 30, 2009	$9,863,456

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows (Unaudited)
Period from the Commencement of Operations (July 1, 2009) through September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Members' Equity - Net Assets Derived from Operations	$(136,544)
Adjustments to reconcile Net Decrease in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized depreciation on Investments	1,519
Purchases of Portfolio Funds	(283,918)
Net (purchases) sales of short-term investments	(9,716,827)
Increase in dividends and interest receivable	(410)
Increase in management fee payable	30,999
Increase in organizational fees payable	32,569
Increase in professional fee payable	32,333
Increase in directors fees payable	22,500
Increase in accounting and administration fees payable	15,000
Increase in custodian fees payable	2,010
Increase in other expenses payable	769
Net Cash Used In Operating Activities	(10,000,000)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' capital contributions	10,000,000

Net Cash Provided by Financing Activities	10,000,000

Net change in cash and cash equivalents	-

Cash and cash equivalents at beginning of period	-

Cash and Cash Equivalents at End of Period	$-

The accompanying notes are an integral part of these Financial Statements.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)
Financial Highlights (Unaudited)

Period from Commencement of
Operations (July 1, 2009) through
September 30, 2009

TOTAL NET ASSET VALUE RETURN (1) (2)	(1.37)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	9,863
Net investment loss to average net assets (3)	(5.41)%
Ratio of operating expenses to average net assets (3)	5.46%
Portfolio Turnover (2)	0.00%

(1)
Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) was organized as a limited liability company under the laws of the State of Delaware on August 4, 2008 and commenced operations on July 1, 2009. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended.  A Board of Managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.  To the fullest extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, any committee of such board, or the Adviser.  The objective of the Master Fund is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments (“Portfolio Funds”).

2. Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with generally accepted accounting principles within the United States (“U.S. GAAP”).

b. Cash

Cash includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c. Valuation of Investments

Investments held by the Master Fund include:

•
Investments in Portfolio Funds – The Master Fund will value interests in the Portfolio Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable by the Portfolio Funds’ as required by the Portfolio Funds’ offering documents.  If the Adviser determines that the most recent value reported by a Portfolio Fund does not represent fair value or if a Portfolio Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements.  Fair Value Measurements establishes the definition of fair values and provides for a new framework for measuring fair value. It also expands disclosure about the use of fair value to measure assets and liabilities.  Also, in October 2008, the FASB issued Determining the Fair Value of a Financial Asset When the Market for that Asset is Not Active, which clarifies the application of Fair Value Measurement in a market that is not active.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify Fair Value Measurements. Management has adopted

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair Value Measurements for the Master Fund’s financial statements as of September 30, 2009.  The adoption of Fair Value Measurements did not have an impact on the Master Fund’s capital.

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or of the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•     Level 1 – quoted prices (unadjusted) in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

Investments	Level 1	Level 2	Level 3	Total
Secondary Investments	$-	$-	$282,399	$282,399
Short-Term Investment	9,716,827	-	-	9,716,827
Total	$9,716,827	$-	$282,399	$9,999,226

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of July 1, 2009	$-
Realized gain (loss)	-
Net change in unrealized appreciation/depreciation	(1,519)
Net purchases (sales)	283,918
Net transfers in or out of Level 3	-
Balance as of September 30, 2009	$282,399

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited) (continued)

2. Significant Accounting Policies (continued)

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2009 relating to investments in Level 3 assets still held at September 30, 2009 is $(1,519), which is included as a component of net change in unrealized appreciation on investments in Portfolio Funds.

In March 2008, the FASB issued Disclosures about Derivative Instruments and Hedging Activities.  Disclosures about Derivative Instruments and Hedging Activities requires additional discussion about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  The Adviser has evaluated the implications of Disclosures about Derivative Instruments and Hedging Activities and has determined that Disclosures about Derivative Instruments and Hedging Activities has no impact on the Fund’s financial statements.

d. Investment Income

The Master Fund will initially record distributions of cash or in-kind securities at fair value from Portfolio Funds based on the information from distribution notices when distributions are received. Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions, from managers of the Portfolio Funds. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from a Portfolio Fund for the relevant period.

e. Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; managers’ fees; and expenses of meetings of the Board.

f. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the provisions of FASB issued Accounting for Uncertainty in Income Taxes   For the period ended September 30, 2009, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. The statute of limitations on the Master Fund's U.S. Federal tax returns will remain open for three years. The statute of limitations on the Master Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results could differ from those estimates.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited) (continued)

 3. Allocation of Members’ Capital

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.  Repurchase of Members’ Interests

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Adviser, as well as a variety of other operational, business and economic factors.  The Master Fund does not intend to distribute to the Members any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the members.

5. Management Fees, Performance Allocation, and Related Party Transactions

The Adviser is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program.

In consideration for such services, the Master Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Master Fund’s net asset value and (ii) the Master Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Master Fund that have not yet been drawn for investment.

In addition, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Master Fund for the relevant period of each person that has invested in Interests over (ii) the then balance, if any, of that person’s Loss Recovery Account (as defined below) will be debited from such person’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Master Fund maintained solely for the purpose of being allocated the Incentive Allocation.

The Master Fund will maintain a memorandum account for each person that has invested in Interests (each, a “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Master Fund by the amount of the relevant member’s allocable share of the net losses of the Master Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of such member’s allocable share of the net profits of the Master Fund for the quarter. For the period from July 1, 2009 to September 30, 2009 there was no performance based allocation.

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an retainer of $35,000 per year, plus a one-time start-up bonus of $5,000 in connection with the establishment of the Master Fund. In addition, the Master Fund will pay an additional retainer of $10,000 per year (i) to

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited) (continued)

5. Management Fees, Performance Allocation, and Related Party Transactions (continued)

the Chairman of the Board and to the Chairman of the Audit Committee.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6. Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For the period ended September 30, 2009, the total administration fee was $15,000.

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7. Investment Transactions

Total purchases of Portfolio Funds for the period ended September 30, 2009 amounted to $283,918. The cost of investments in Portfolio Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund relies upon actual and estimated tax information provided by the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2009.

8. Indemnification

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. Commitments

As of September 30, 2009, the Master Fund had outstanding investment commitments to Portfolio Funds totaling approximately $1,139,247.

10.  Risk Factors

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private equity companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years.  The Master Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Interests in the Master Fund provide limited liquidity since investors will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2009 (unaudited) (continued)

10.  Risk Factors (continued)

can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

11.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through November 29, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited)

INDEPENDENT MANAGERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
James Frederick Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chairman and Manager	Since Inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	3
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-Present); Director, The General Electric Company (2002-Present); Anne and Elmer Lindseth Dean, S.C. Johnson Graduate School of Management at Cornell University (1997-2007).	3

INTERESTED MANAGERS AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
Urs Wietlisbach Year of Birth: 1961 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Manager	Since Inception	Partner, Partners Group (1996-Present).	3

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Fund Management (unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS (continued)
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE MASTER FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY DIRECTOR	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR OR OFFICER
Scott Higbee Year of Birth:1973 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	President	Since Inception	Partner, Partners Group (2006-Present); Partners Group (2001-Present); Senior Associate; PricewaterhouseCoopers LLP (1997-1999); Director, Partners Group (USA), Inc. (2006-Present); Director, Partners Group Real Estate LLC (2007-Present).	3
Robert Collins Year of Birth:1976 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Financial Officer	Since Inception	Vice President, Partners Group (2008-Present); Partners Group (2005-Present); Corporate Strategic Planning/M&A, Pfizer, Inc. (2004); Associate Director, UBS Warburg LLC/PaineWebber (1998-2003).	3
Brooks Lindberg Year of Birth:1972 c/o Partners Group (USA) Inc. 450 Lexington Avenue 39th Floor New York, NY 10017	Chief Compliance Officer	Since Inception	Partner, Partners Group (2008-Present); Partners Group (2002-Present); Paradigm Properties (1998-2000); Director, Partners Group (USA), Inc. (2008-Present); Director, Partners Group Real Estate LLC (2008-Present).	3
Joshua B. Deringer Year of Birth: 1974 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103	Secretary	Since Inception	Partner, Drinker Biddle & Reath LLP (2009-Present); Drinker Biddle & Reath LLP (2001-Present).	3
 .

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited)

Proxy Voting

The Master Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-877-591-4656 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a meeting of the Board of the Master Fund held on February 12, 2009, by a unanimous vote, the Board of the Master Fund, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund and the Members of the Master Fund managed by the Adviser (collectively, the “Funds”).

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services expected to be rendered, including, the complexity of the services expected to be provided; (2) the experience and qualifications of the personnel that will be providing such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Adviser and its affiliates in performing advisory services for the Funds, the basis of determining and allocating these costs, and the estimated profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Funds and the extent to which these would be passed on to the Funds; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Funds; (7) possible alternative fee structures or basis for determining fees; (8) the entrepreneurial risks borne by the Adviser (e.g., because the Funds are in a start-up mode, revenues may be less or expenses greater than anticipated);  (9) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (10) possible conflicts of interest that the Adviser may have with respect to the Funds.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Funds are appropriate and consistent with the terms of the Funds’ LLC Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Funds are likely to benefit from the Adviser’s management of the Funds’ investment program.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)

Other Information (unaudited) (continued)

Because the Funds had not commenced operations, the Board was not able to review Fund performance.  However, the Board considered the performance of the Adviser’s and its affiliates’ other clients.

The Board also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Funds.  The Board reviewed the financial statements of the Adviser’s parent.  In addition, the Board considered any direct or indirect revenues which could be received by affiliates of the Adviser.  The Board concluded that the Adviser’s anticipated fees and profits to be derived from its relationship with the Funds in light of the Fund’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable funds.  The Board also concluded that the overall expense ratios of the Funds were reasonable, taking into account the projected size of the Funds and the quality of services to be provided by the Adviser.

The Board considered the extent to which economies of scale could be realized, and whether fee levels would reflect those economies, noting that because the Funds were new, there were currently no economies of scale.

The Board considered all factors and no one factor alone was deemed dispositive.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Managers of the Master Fund concluded that the compensation and other terms of the Agreement were in the best interests of the Master Fund’s Members.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee accepts and reviews member nominations for managers.  A member nomination for manager may be submitted to the registrant by sending the nomination to the nominating committee.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      PARTNERS GROUP PRIVATE EQUITY (INSTITUTIONAL), LLC

By (Signature and Title)*

/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date      DECEMBER 9, 2009

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date      DECEMBER 9, 2009

By (Signature and Title)*

/s/ Robert Collins
Robert Collins, Chief Financial  Officer
(Principal Financial Officer)

Date      DECEMBER 9, 2009

* Print the name and title of each signing officer under his or her signature.